Employee Benefit Plans - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Compensation And Retirement Disclosure [Abstract]
Employee eligibility criteria for Compensation plan	6 months
Contribution by Plan participants as annual compensation percentage	15.00%
Plan Pro rata vesting period	5 years
Plan Expenses recognized	$ 0.4	$ 0.4	$ 0.3